Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt
Schedule of Debt

Debt consisted of the following as of December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Promissory note	$106	$409
Motor vehicle and equipment loans	1,949	1,971
Total debt	2,055	2,380
less current portion of debt	(584)	(939)
Long term portion of debt	$1,471	$1,441

Scheduled Maturities of Debt	Scheduled maturities of the Company’s debt as of December 31, 2025 are as follows (in thousands):

2026	$584
2027	529
2028	555
2029	383
2030	4
Thereafter	—
Total notes payable	$2,055